SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Jun. 30, 2022
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

4. SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Information about critical judgments in applying accounting policies and estimates that have the most significant effect on the amounts recognized in these consolidated financial statements is included in the following:

Determination of control

The control principle in IFRS 10 sets out the three elements of control: power over the investee; exposure, or rights, to variable returns from involvement with the investee; and the ability to use power over the investee to affect the amount of those returns. Judgement is required in assessing these three elements and reaching a conclusion on obtaining of control of a business.

Income taxes

The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of these consolidated financial statements.

Impairment of long-lived assets

Assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts exceed their recoverable amounts. If an impairment assessment is required, the assessment of fair value often requires estimates and assumptions such as discount rates, exchange rates, commodity prices, rehabilitation and restoration costs, future capital requirements and future operating performance. Changes in such estimates could impact recoverable values of these assets. Estimates are reviewed regularly by management.

Useful lives of depreciable assets

The Company estimates the useful lives for an item of depreciable assets to its significant parts and depreciates separately each such part. Management reviews the useful lives of depreciable assets and their significant parts at each reporting date based on the expected utility of the assets to the Company. Actual results, however, may vary due to a variety of factors including technical obsolescence.

Valuation of biological assets and inventory

Management is required to make a number of estimates in calculating the fair value of biological assets. These estimates include a number of assumptions including estimations of the stage of growth, pre-harvest and post-harvest costs, sales price and expected yields. Inventories of harvested finished goods and packaging materials are valued at the lower of cost or net realizable value. Management determines net realizable value, which is the estimated selling price less the estimated costs to completion, and the estimated selling costs. The Company estimates the net realizable value of inventories by using the most reliable evidence available at each reporting date. The future realization of these inventories may be different from estimated realization. A change to these assumptions could impact the Company’s inventory valuation and gross profit from sales of inventories.

Share-based payment transactions

The Company measures the cost of equity-settled transactions with goods and services received by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The assumptions and valuation models used for estimating fair value for share-based payment transactions are disclosed in Note 21 and Note 22.

Provisions and contingencies

The amount recognized as provision, including legal, contractual, constructive and other exposures or obligations, is the best estimate of the consideration required to settle the related liability, including any related interest charges, taking into account the risks and uncertainties surrounding the obligation. In addition, contingencies will only be resolved when one or more future events occur or fail to occur. Therefore, the assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company assesses its liabilities and contingencies based upon the best information available, relevant tax laws and other appropriate requirements.

Determination of purchase price allocations and contingent consideration

Judgements are made in determining the fair value of assets and liabilities, including the valuation of separately identifiable intangibles acquired as part of an acquisition. Further, estimates are made in determining the value of contingent consideration payments that should be recorded as part of the consideration on the date of acquisition and changes in contingent consideration payable in subsequent reporting periods, if any. Contingent consideration payments are generally based on acquired businesses achieving certain performance targets. The estimates are based on management’s best assessment of the related inputs used in the valuation models, such as future cash flows and discount rates. Future performance results that differ from management’s estimates could result in changes to liabilities recorded, which are recorded as they arise through the statement of operations and comprehensive loss.

Leases

Management applies judgment in reviewing each of its contractual arrangements to determine whether the arrangement contains a lease. Leases that are recognized are subject to further management judgment and estimation in various areas specific to the arrangement, including lease term and discount rate. In determining the lease term to be recognized, Management considers all facts and circumstances that create an economic incentive to exercise an extension operation, or not to exercise a termination option. Where the rate implicit in a lease is not readily determinable, the discount rate of lease obligations are estimated using a discount rate that estimates the Company’s specific incremental borrowing rate. The incremental borrowing rate represents the rate that the Company would incur to obtain the funds necessary to purchase an asset of a similar value, with similar payment terms and security, in a similar economic environment.

Valuation of convertible debentures

Judgement is made on the initial recognition of convertible debentures and the appropriate allocation into their equity and/or liability components at the date of issuance, in accordance with the substance of the contractual agreements. The conversion options require an estimation of the fair value of a similar liability that doesn’t have an associated equity component by using a suitable discount rate at initial recognition and each extension date. The carrying amount of the conversion options is then determined by deducting the fair value of the financial liability from the fair value of the convertible debenture as a whole. A convertible debenture for which the Company is able to avoid a contractual obligation to pay cash is classified as an equity instrument.